Leases	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
LEASES

10. LEASES

The Company leases offices space under non-cancelable operating leases, with terms ranging from one to five years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Supplemental balance sheet information related to operating lease was as follows:

	June 30, 2023	December 31, 2022
Right-of-use assets	$593	$750

Lease liabilities current	368	208
Lease liabilities non-current	191	471
Total operating lease liabilities	$559	$679

The weighted average remaining lease terms and discount rates for the operating lease were as follows as of June 30, 2023:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.60
Weighted average discount rate	5.55%

For the six months ended June 30, 2023 and 2022, the Company incurred total operating lease expenses of $202 and $233, respectively.

The following is a schedule of maturities of lease liabilities as of June 30, 2023:

For the six months ending December 31, 2023	193
For the year ending December 31, 2024	383
Total lease payments	576
Less: imputed interest	(17)
Present value of lease liabilities	$559